Cover	Oct. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2020
Entity File Number	001-35965
Entity Registrant Name	GTT COMMUNICATIONS, INC.
Entity Central Index Key	0001315255
Entity Tax Identification Number	20-2096338
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 1450
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	703
Local Phone Number	442-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.0001 per share
Trading Symbol	GTT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false